Share-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2018
Schedule of Activity in Employee Stock Option Plan

The details of share options for the year ended March 31, 2017 is presented below:

Year of Grant	Excerise Period	Options outstanding April 1, 2016	Options granted during the year	Options forfeited/ lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2017
2016	15 December 2019-15 June 2020	—	8,000,000	196,600	—	—	7,803,400

The details of share options for the year ended March 31, 2018 is presented below:

Year of Grant	Excerise Period	Options outstanding April 1, 2017	Options granted during the year	Options forfeited / lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2018
2016	15 December 2019-15 June 2020	7,803,400	—	670,998	—	—	7,132,402
2017	1 September 2020-1 March 2021	—	10,041,040	393,310	581,568	—	9,066,162
2017	16 October 2020-16 April 2021	—	11,570	—	573	—	10,997
2017	1 November 2020-1 May 2021	—	28,740	—	1,422	—	27,318

		7,803,400	10,081,350	1,064,308	583,563	—	16,236,879

Summary of Employee Stock Option Plans

Employee stock option plans of erstwhile Cairn India Limited:

The Company has provided various share based payment schemes to its employees. During the year ended March 31, 2018 and March 31, 2017, the following schemes were in operation:

Particulars	CIPOP	CIESOP	CIPOP Phantom
Date of Board Approval	17-Nov-06	17-Nov-06	Not applicable
Date of Shareholder’s approval	17-Nov-06	17-Nov-06	Not applicable
Number of options granted till March 31, 2018	16,167,131	30,112,439	4,831,955
Method of Settlement	Equity	Equity	Cash
Vesting Period	3 years from grant date	3 years from grant date	3 years from grant date
Exercise Period	3 months from vesting date	7 years from vesting date	Immediately upon vesting

Schedule of Exercise Price Range for Employee Stock Option Plans

Scheme	Range of exercise price in ₹	No. of options outstanding	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2018 are:
CIPOP Plan	NA	Nil	NA	NA
CIESOP Plan	187-291.25	7,130,625	NA	275.47
CIPOP Plan – Phantom options	NA	Nil	NA	NA
The details of exercise price for stock options outstanding as at March 31, 2017 are:
CIPOP Plan	10	Nil	NA	NA
CIESOP Plan	126.95-291.25	8,962,666	NA	264.31	*
CIPOP Plan – Phantom options	NA	Nil	NA	NA

*	During the year, consequent to the merger of erstwhile Cairn India Limited with Vedanta Limited the exercise price has been reduced by ₹ 40 per option i.e. from ₹ 304.31 to ₹ 264.31 per option. (Refer note 1)

Summary of Effect of Employee Share-based Payment Plans on Statement of Profit and Loss and Financial Position

Effect of the above employee share-based payment plans on the statement of profit and loss and on its financial position:

(₹ in million)

Particulars	March 31, 2016	March 31, 2017
Total Employee Compensation Cost pertaining to share-based payment plans	356	207
Compensation Cost pertaining to equity-settled employee share-based payment plan included above	343	158
Compensation Cost pertaining to cash-settled employee share-based payment plan included above	13	49

Vedanta Limited Employee Stock Option Scheme 2016 [member]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2017 and March 31, 2018 are set out below:

Particulars	Year ended March 31, 2017	Year ended March 31, 2018

	ESOS December 2016	ESOS September, October & November 2017
Number of Options	8,000,000	10,081,350
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 235.90	₹ 308.90
Contractual Life	3 years	3 years
Expected Volatility	48%	48%
Expected option life	3 years	3 years
Expected dividends	3.20%	3.70%
Risk free interest rate	6.50%	6.50%
Expected annual forfeitures	10%p.a.	10%p.a.
Fair value per option granted (EBIDTA & Service based/Performance based)	₹ 213.6/₹ 82.8	₹ 275.3/₹ 161.1

CIPOP [member]
Schedule of Activity in Employee Stock Option Plan

CIPOP Plan	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	5,061,646	10.00	Nil	NA
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	939,680	10.00	Nil	NA
Forfeited / cancelled during the year	1,633,634	10.00	Nil	NA
Modified during the year (refer note below)	2,488,332	NA	Nil	NA
Outstanding at the end of the year	Nil	NA	Nil	NA
Exercisable at the end of the year	Nil	NA	Nil	NA

CIESOP [member]
Schedule of Activity in Employee Stock Option Plan

CIESOP Plan	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	9,602,201	302.56	8,962,666	264.31
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	89,402	165.07	1,592,759	213.75
Forfeited / cancelled during the year	550,133	296.45	239,282	268.24
Outstanding at the end of the year	8,962,666	264.31*	7,130,625	275.47
Exercisable at the end of the year	8,962,666	264.31*	7,130,625	275.47

CIPOP Phantom [member]
Schedule of Activity in Employee Stock Option Plan

CIPOP Plan – Phantom options	Year ended March 31, 2017		Year ended March 31, 2018
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	825,184	10.00	Nil	NA
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	Nil	NA
Exercised during the year	Nil	NA	Nil	NA
Forfeited / cancelled during the year	492,021	10.00	Nil	NA
Modified during the year (refer note below)	333,163	NA	Nil	NA
Outstanding at the end of the year	Nil	NA	Nil	NA
Exercisable at the end of the year	Nil	NA	Nil	NA